License Revenue	9 Months Ended
Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
License Revenue	License Revenue
During the three and nine months ended September 30, 2022, the Company had five revenue generating contracts with customers.

Revenue comprised of license revenue for the three and nine months ended September 30, 2022, and 2021 and is represented in the table below by geographical location (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
License revenue
United Kingdom	$60	$—	$60	$—
United States	2,309	$—	2,309	1,507
Total license revenue	$2,369	$—	$2,369	$1,507

Research, Option and License Agreement with Moderna:
On June 22, 2021, the Company entered into a Research, Option and License Agreement (the “Moderna Agreement”) with ModernaTX, Inc. (“Moderna”), pursuant to which the Company granted to Moderna an exclusive research license to perform research and pre-clinical development activities relating to target sequences with respect to certain of the Company’s research targets and products.
During the three and nine months ended September 30, 2022, Moderna exercised its option, pursuant to the terms of the Moderna Agreement, to license the Company’s proprietary binders against an undisclosed immuno-oncology target for the development and commercialization of mRNA therapeutics resulting in the Company recognizing $2.2 million (net of foreign exchange differences). The Company did not recognized any license revenue during the three months ended September 30, 2021. During the nine months ended September 30, 2021 the Company recognized license revenue of $1.5 million relating to the upfront non-refundable payment of a research license and the initial transfer of know-how.
The future milestones, which represent variable consideration, will be evaluated under the most likely amount method, and were not included in the transaction price, because the amounts were fully constrained as of September 30, 2022. For further details on the terms and accounting treatment considerations for the Moderna Agreement, please refer to Note 3, "Revenue" to the Company's consolidated financial statements contained in Company's Annual Report.